UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21252

                   BACAP Alternative Multi-Strategy Fund, LLC
               (Exact name of registrant as specified in charter)

                         40 West 57th Street, 33rd Floor
                               New York, NY 10019
               (Address of principal executive offices) (Zip code)

                               Michelle Rhee, Esq.
                    Banc of America Investment Advisors, Inc.
                              One Financial Center
                                Boston, MA 02111
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 888-786-9977

                        Date of fiscal year end: March 31

             Date of reporting period: July 1, 2007 - June 30, 2008

                               PROXY VOTING RECORD

                    FOR PERIOD JULY 1, 2007 TO JUNE 30, 2008



REGISTRANT NAME: BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC

INVESTMENT COMPANY ACT FILE NUMBER: 811-21252

REPORTING PERIOD: 07/01/2007 - 06/30/2008

                                                                                                          FUND'S VOTE
                                                                                                            FOR OR
                                                                                                            AGAINST
                                                                                                          PROPOSAL, OR
                                                                                                            ABSTAIN;
                                                                                                            FOR OR
                                                                                               WHETHER     WITHHOLD     WHETHER VOTE
    ISSUER OF     EXCHANGE           SHAREHOLDER                             WHO PROPOSED     FUND CAST    REGARDING     WAS FOR OR
    PORTFOLIO      TICKER              MEETING       SUMMARY OF MATTER          MATTER:        VOTE ON    ELECTION OF     AGAINST
    SECURITY       SYMBOL   CUSIP #      DATE            VOTED ON         ISSUER/SHAREHOLDER    MATTER     DIRECTORS     MANAGEMENT
----------------  --------  -------  -----------    ------------------    ------------------  ---------  ------------   -----------
Trafalgar
   Recovery Fund     N/A      N/A     10/18/2007    Increase in authorized      Issuer           Yes        Against         N/A
                                                    share capital from
                                                    $50,000 to $300,000
Trafalgar
   Catalyst Fund     N/A      N/A     10/18/2007    Increase in authorized      Issuer           Yes        Against         N/A
                                                    share capital from
                                                    $50,000 to $300,000



                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant BACAP Alternative Multi-Strategy Fund, LLC


By (Signature and Title)* /s/ David Bailin
                          ----------------------------------------
                          David Bailin, President
                          (Principal Executive Officer)

Date  August 27, 2008
     ----------------

* Print the name and title of each signing officer under his or her signature.